United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated InterContinental Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS—98.0%
		Brazil--6.4%
220,100		Banco Bradesco SA, ADR	$1,919,272
255,950	[2]	Banco Itau SA, ADR	2,349,621
85,000	[1]	Brasil Telecom SA, ADR	1,229,100
141,344	[1,2]	Companhia Energetica de Minas Gerais, ADR	1,930,759
98,000	[1,2]	Companhia Siderurgica Nacional SA, ADR	1,294,580
488,620	[2]	Companhia Vale Do Rio Doce, ADR	6,298,312
50,000		Companhia de Bebidas das Americas (AmBev), ADR	2,023,000
26,600	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	529,872
138,880	[1]	Petroleo Brasileiro SA, ADR, Common	3,851,142
164,700	[1]	Petroleo Brasileiro SA, ADR, Preference	3,685,986
34,600		Unibanco Uniao de Bancos Brasileiros SA, GDR	1,810,618
		TOTAL	26,922,262
		France--11.0%
61,277		AXA SA	566,416
100,000	[1]	Atos SA	2,434,451
66,200		BNP Paribas SA	2,172,380
17,500		CNP Assurances	1,132,554
34,700		Carrefour SA	1,173,810
32,800		Electricite De France	1,281,102
42,900		Casino Guichard-Perrachon SA	2,677,064
305,000	[2]	European Aeronautic Defence and Space Co.	4,491,024
155,800		France Telecom SA	3,514,651
48,300		Lagardere S.C.A.	1,578,150
75,000		Publicis Groupe	1,751,816
167,050		Sanofi-Aventis, ADR	4,279,821
115,000		Scor SE	2,295,076
94,400		Societe BIC SA	4,630,175
50,400	[1]	Technip SA	1,648,903
69,000		Thales SA	2,800,793
128,040		Total SA	6,059,100
69,800		Vivendi SA	1,671,960
		TOTAL	46,159,246
		Germany--17.4%
40,800		Adidas AG	1,188,223
51,848		Allianz SE	3,512,211
173,300		BASF AG	4,807,619
146,400		Bayer AG	7,050,951
79,900		Beiersdorf AG	3,341,062
219,500	[2]	Daimler AG	4,965,090
136,980	[2]	Deutsche Bank AG	3,561,383
232,340		Deutsche Post AG	2,249,563
656,420		Deutsche Telekom AG	7,946,562
112,740		E.On AG	2,898,392
98,000		Fresenius Medical Care AG & Co. KGaA	4,036,122
31,900		MAN AG	1,293,248
85,794		Metro AG	2,498,227
10,700		Muenchener Rueckversicherungs-Gesellschaft AG	1,312,700
100,936		RWE AG	6,365,206
220,000		SAP AG	7,100,165
55,700		Siemens AG	2,838,702
326,400	[2]	Suedzucker AG	5,630,144
		TOTAL	72,595,570
		Japan--19.4%
30,000		ABC-Mart, Inc.	658,805
350,000		Ajinomoto Co., Inc.	2,406,766
95,000		Asahi Breweries Ltd.	1,184,043
186,900		Bridgestone Corp.	2,519,820
90,000		Chubu Electric Power Co., Inc.	2,221,890
125,000		Chugai Pharmaceutical Co. Ltd.	2,120,783
80,000		Chugoku Bank Ltd.	990,133
20,000		East Japan Railway Co.	1,186,434
200,000		Fuji Photo Film Co.	3,723,510
1,700,000		Hokugin Financial Group, Inc.	2,652,116
114,600		Honda Motor Co. Ltd.	2,753,099
200,000		Hoya Corp.	3,619,837
800		KDDI Corp.	4,174,489
10,400		Keyence Corp.	1,975,917
180,000		Kubota Corp.	855,139
45,000		Kurita Water Industries	758,921
200,000		Kyowa Hakko Kirin Co., Ltd.	1,543,516
580,000	[2]	Meiji Seika Kaisha	1,912,467
449,400		Mitsubishi UFJ Financial Group, Inc.	2,043,824
995,300	[2]	Mizuho Financial Group, Inc.	1,879,080
1,000		NTT DoCoMo, Inc.	1,564,333
9,300		Nintendo Corp. Ltd.	2,636,080
533,000		Nippon Express Co. Ltd.	1,533,551
198,000		Nippon Telegraph & Telephone Corp.	8,488,989
500,000		Nishi-Nippon Bank	1,014,671
30,000		Sankyo Co. Ltd.	1,339,341
93,000		Seven & I Holdings Co. Ltd.	2,056,916
600,000	[2]	Sharp Corp.	4,671,070
329,300		Shionogi and Co. Ltd.	5,343,327
190,000		Shiseido Co., Ltd.	2,773,200
175,100		Taiyo Nippon Sanso Corp.	1,096,871
49,000		Terumo Corp.	1,504,892
800,000	[2]	Toray Industries, Inc.	3,016,830
60,000		Toyota Motor Corp.	1,916,053
112,000		Yamaguchi Financial Group, Inc.	973,729
		TOTAL	81,110,442
		Korea, Republic of--10.4%
14,300		Hyundai Heavy Industries Co. Ltd.	1,617,657
12,000		Hyundai Mipo Dockyard Co. Ltd.	918,662
50,000		Hyundai Motor Co. Ltd.	1,580,942
227,400	[2]	KT Corp., ADR	2,733,348
407,690		Korea Electric Power Corp., ADR	3,110,675
37,500		Korea Tobacco & Ginseng Corp.	1,919,773
88,500		LG Electronics, Inc.	4,103,036
35,500		LS Corporation	1,510,846
80,250	[2]	POSCO, ADR	4,026,143
31,600		S-Oil Corp.	1,072,070
24,600		SK Holdings Co., Ltd.	1,351,644
15,000		SK Telecom Co. Ltd.	1,824,485
25,600		Samsung C&T Corp.	549,303
131,500		Samsung Electro-Mechanics Co.	3,454,404
23,850		Samsung Electronics Co. Ltd.	7,372,403
17,200		Samsung Fire & Marine Insurance	1,742,816
121,000		Samsung Heavy Industries	1,686,736
50,300		Samsung SDI Co. Ltd.	1,869,858
70,700		Woongjin Coway Co. Ltd.	1,243,558
		TOTAL	43,688,359
		Netherlands—13.5%
138,000	[1]	ASML Holding NV	2,129,499
805,100	[1]	Ahold NV	9,022,994
93,000		Akzo Nobel NV	3,272,785
48,800		Fugro NV	1,265,367
253,000		Heineken NV	6,816,493
136,229		Koninklijke DSM NV	3,144,159
607,900		Koninklijke KPN NV	7,840,079
313,000		Philips Electronics NV	5,047,955
220,000	[1,2]	Qiagen NV	3,626,406
149,700		Royal Dutch Shell PLC	3,300,312
483,107		Unilever NV	9,332,965
104,600		Wolters Kluwer NV	1,663,763
		TOTAL	56,462,777
		Norway--8.6%
436,100		DnB NOR	1,583,388
105,000		Fred Olsen Energy ASA	2,420,384
129,000	[2]	Frontline Ltd.	2,696,896
816,600		Norsk Hydro ASA	2,631,560
450,000		Orkla ASA	2,703,888
500,000	[1]	Pronova BioPharma AS	1,600,694
735,043		StatoilHydro ASA	12,285,955
981,600		Telenor ASA	5,083,440
227,800		Yara International ASA	4,858,688
		TOTAL	35,864,893
		Spain--3.5%
40,800	[2]	ACS Actividades de Constuccion y Servicios, SA	1,621,301
325,000		Banco Bilbao Vizcaya Argentaria SA	2,369,250
113,400	[2]	Banco Popular Espanol SA	541,512
312,000		Banco Santander, SA	1,923,835
5,000		Gas Natural SDG SA	90,148
91,700	[1,2]	Gestevision Telecinco SA	655,739
92,700		Repsol YPF SA	1,426,805
320,000		Telefonica SA	5,959,515
		TOTAL	14,588,105
		Switzerland--4.2%
140,500		ABB Ltd.	1,698,355
25,000		Kuehne & Nagel International AG	1,203,831
167,100		Nestle SA	5,463,856
115,400	[2]	Novartis AG	4,200,015
30,500		Roche Holding AG	3,458,908
7,200		Syngenta AG	1,532,376
		TOTAL	17,557,341
		Turkey--3.6%
1,380,000		Akbank T.A.S.	3,175,493
177,000		Tupras Turkiye Petrol Rafinerileri AS	1,610,793
700,000		Turkcell Iletisim Hizmetleri AS	3,478,052
2,540,000		Turkiye Garanti Bankasi AS	3,085,058
2,010,000		Turkiye Is Bankasi (Isbank), Class C	3,868,931
		TOTAL	15,218,327
		TOTAL COMMON STOCKS (IDENTIFIED COST $641,948,524)	410,167,322
		MUTUAL FUND—16.5%
69,313,240	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 1.32% (AT NET ASSET VALUE)	69,313,240
		TOTAL INVESTMENTS---114.5% (IDENTIFIED COST $711,261,764)[6]	479,480,562
		OTHER ASSETS AND LIABILITIES—NET—(14.5)%[7]	(60,894,936)
		TOTAL NET ASSETS---100%	$418,585,626

At February 28, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
3/3/2009	307,621 Euro Currency	$392,740	$389,987	$2,753

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$55,107,817	$59,760,059
3	Affiliated company.
4	7- Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At February 28, 2009, the cost of investments for federal tax purposes was $711,261,764.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $231,781,202.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,151,446 and net unrealized depreciation from investments for those securities having an excess of cost over value of $234,932,648.

7
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$120,251,585	$2,753
Level 2 – Other Significant Observable Inputs	359,228,977	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$479,480,562	$2,753

*Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Federated International Strategic Value Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS—41.2%
		Banks—1.2%
710		Bank of Montreal	$15,788
670		National Australia Bank Ltd., Melbourne	7,559
900		Westpac Banking Corp. Ltd., Sydney	9,592
		TOTAL	32,939
		Consumer Services—0.4%
468		Greek Organization of Football Prognostics	12,062
		Energy—4.2%
4,489		BP PLC	28,699
953		ENI SpA	19,037
726	[1]	Neste Oil Oyj	9,058
853	[1]	Royal Dutch Shell PLC, Class A	18,733
2,200		Showa Shell Sekiyu KK	18,097
512		Total SA	24,229
		TOTAL	117,853
		Food, Beverage & Tobacco—8.2%
1,350		British American Tobacco PLC	34,679
3,565		Coca-Cola Amatil Ltd.	20,378
2,286		Diageo PLC	26,722
9,615		Foster's Group Ltd.	33,603
10,080	[1]	Grupo Continental SA	14,230
11,165		Grupo Modelo SA de CV, Class C	28,950
1,300		Imperial Tobacco Group PLC	31,209
1,200		Lion Nathan Ltd.	6,517
300		Souza Cruz SA	6,022
1,424		Unilever PLC	27,580
		TOTAL	229,890
		Household & Personal Products—1.4%
7,995	[1]	Kimberly-Clark de Mexico	25,187
1,690	[1]	Natura Cosmeticos SA	15,335
		TOTAL	40,522
		Insurance—0.8%
3,057		Aviva PLC	12,527
847		Sampo Oyj, Class A	11,187
		TOTAL	23,714
		Materials—1.0%
1,720		Amcor Ltd.	4,821
6,158		Rexam PLC	23,008
		TOTAL	27,829
		Media—2.9%
3,536		Pearson PLC	33,278
726		Vivendi SA	17,390
1,888		Wolters Kluwer NV	30,030
		TOTAL	80,698
		Pharmaceuticals, Biotechnology & Life Sciences—5.2%
1,082		AstraZeneca PLC	34,614
1,500		Daiichi Sankyo Co. Ltd.	23,846
1,328		GlaxoSmithKline PLC	20,270
600		Ono Pharmaceutical Co. Ltd.	27,811
753		Sanofi-Aventis	38,915
		TOTAL	145,456
		Telecommunication Services—9.4%
17,255	[1]	America Movil SAB de CV	22,093
1,218		Belgacom	39,940
2,167		Deutsche Telekom AG, Class REG	26,234
3,167		Koninklijke KPN NV	40,845
2,015		Portugal Telecom SGPS SA	16,458
1,530		TELUS Corp.	38,268
400		Telefonica SA	7,449
500		Telekom Austria AG	6,556
4,850		Telekomunikacja Polska SA	23,460
9,005		Telstra Corp. Ltd.	20,390
11,300		Vodafone Group PLC	20,087
		TOTAL	261,780
		Utilities—6.5%
7,800	[1]	A2A SpA	11,209
633		E.On AG	16,274
422		Fortum Corp.	7,301
706	[1]	GDF Suez	22,547
4,707		National Grid PLC	42,034
331		RWE AG	20,874
1,780		Tractebel Energia SA	13,242
4,160		United Utilities Group PLC	30,094
794		Veolia Environnement	17,184
		TOTAL	180,759
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,549,965)	1,153,502
		PREFERRED STOCK—0.8%
		Food Beverage & Tobacco—0.8%
585		Companhia de Bebidas das Americas (AmBev), Pfd., $3.77 Annual Dividend (IDENTIFIED COST $31,585)	23,457
		MUTUAL FUND—2.2%
60,690	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.32% (AT NET ASSET VALUE)	60,690
		TOTAL INVESTMENTS --- 44.2% (IDENTIFIED COST $1,642,240)[4]	1,237,649
		OTHER ASSETS AND LIABILITIES --- NET --- 55.8%[5]	1,561,860
		TOTAL NET ASSETS --- 100%	$2,799,509

At February 28, 2009, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
3/2/2009	9,054 Australian Dollar	$5,916	$5,790	$(126)
3/2/2009	4,829 Euro Currency	$6,175	$6,122	$ (53)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(179)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $1,642,240.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $404,591.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19 and net unrealized depreciation from investments for those securities having an excess of cost over value of $404,610.

5
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a purchase of Fund shares on February 28, 2009. These assets were still invested in portfolio securities as of February 28, 2009.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 263,262	$(179)
Level 2 – Other Significant Observable Inputs	974,387	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$1,237,649	$(179)

*Other financial instruments include foreign exchange contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009